Financial Instruments - Categories of Financial Instruments (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Financial assets
Financial assets measured at FVTPL	$ 517		$ 0
Hedging financial assets	1	$ 0	0
Loans and receivables (Note a)			68,983
Available-for-sale financial assets			5,751
Financial assets at amortized cost (Note a)	70,241
Financial assets at FVOCI	6,933
Financial liabilities
Measured at FVTPL Held for trading	1		1
Measured at amortized cost (Note b)	40,334		39,725
Cash flow hedges [member]
Financial liabilities
Hedging derivative financial liabilities	$ 0		$ 1